Supplementary Cash Flow Information - Summary of Net Change In Non-Cash Working Capital Items (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Supplementary Cash Flow Information [Abstract]
Accounts receivable and other receivables	$ 7,622	$ (5,121)	$ 2,152
Income taxes receivable	(407)	716	(422)
Unbilled revenue	2,200	1,072	(4,976)
Tax credits receivable	185	(571)	(1,158)
Prepaids	377	(1,305)	(118)
Accounts payable and accrued liabilities	(4,673)	(9,760)	1,279
Deferred revenue	435	168	1,605
Net change in non-cash working capital items	5,739	$ (14,801)	$ (1,638)
Lease incentives	$ 1,249